------------------
 ANNUAL
------------------
 REPORT
------------------
 MONEY
------------------
 MARKET
------------------
 FUNDS
------------------

Treasury
Money Market
Mutual Fund

CLASS E

MARCH 31, 1998

                                                               TABLE OF CONTENTS
LETTER TO SHAREHOLDERS                                                         1

INVESTMENT ADVISER Q & A

  Treasury Money Market Mutual Fund -- Class E                                 3

PORTFOLIO OF INVESTMENTS

  Treasury Money Market Mutual Fund                                            5

STAGECOACH TREASURY MONEY MARKET MUTUAL FUND

  Statement of Assets and Liabilities                                          7

  Statement of Operations                                                      8

  Statements of Changes in Net Assets                                          9

  Financial Highlights                                                        10

  Notes to Financial Statements                                               14

  Independent Auditors' Report                                                21

PROXY VOTING RESULTS                                                          23

LIST OF ABBREVIATIONS                                                         25
  STAGECOACH FUNDS:
  --------------------------------------------------------------------------

- ARE NOT FDIC INSURED
- ARE NOT GUARANTEED BY WELLS FARGO BANK            [NO FDIC]
- ARE NOT DEPOSITS OR OBLIGATIONS OF WELLS FARGO
  BANK
- INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS
  OF PRINCIPAL

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------

                                                          LETTER TO SHAREHOLDERS

------------------
TO OUR SHAREHOLDERS:
Thank you for your investment with the Stagecoach Funds.

The Annual and Semi-Annual Reports provide us with an opportunity to speak directly to you. This year, we are pleased to announce strong returns in the investment markets and a continued commitment to improving the Stagecoach Funds to better serve you.

A review of three key indexes shows that returns for the period from April 1, 1997 through March 31, 1998 have been strong. Equities, as measured by the S&P 500 Index, returned 47.96%. Bonds, as measured by the Lehman Brothers Long Government Bond Index, returned 20.71%. Money market funds, as measured by the IBC/Donoghue Money Market Average, returned 4.89%.

Among the key drivers of these returns were strong corporate earnings, high investor confidence and a positive inflation picture. The Federal Open Market Committee of the Federal Reserve Board raised the federal funds target rate by 0.25% before the beginning of the reporting period. This was interpreted by investors as a sign that the Fed was going to remain vigilant against inflation, and long-term interest rates declined as a result, boosting the bond market. The U.S. economy had been growing at a steady pace and inflationary pressures have remained in check.

There is no guarantee that this positive environment will continue unabated, although we remain optimistic about the long-term investment picture. We believe that an understanding of the historical returns for the various asset classes, as well as a realistic appraisal of the risks involved in investing, can help you earn the financial growth you need to meet your goals. We are confident that a carefully considered long-term plan can help you through short-term uncertainty.

Our goal is to present a Family of Funds able to meet the increasingly sophisticated needs of our investors. We are committed to reviewing the investment options we offer shareholders. Stagecoach Funds has introduced the Corporate Bond Fund and the Strategic Income Fund. We have also proposed the consolidation of two Funds with similar investment objectives, the Intermediate Bond and the Short-Intermediate U.S. Government Income Funds. These changes follow the consolidation of the Overland Express and Stagecoach Fund families and the introduction of our new "Plain English" prospectus and represent part of our ongoing effort to meet your needs.

                                                           ---------------------

LETTER TO SHAREHOLDERS

The following pages provide commentary from the Portfolio Managers designed to give you a clearer understanding of the returns earned over the period, the investment policies pursued and what you can expect from your Funds. Please discuss any questions you may have with your financial consultant.

We look forward to learning how we can better serve you in the future.

STAGECOACH FUNDS
MAY 1998

THE "S&P 500 INDEX" IS A TRADEMARK OF STANDARD AND POOR'S CORPORATION. THE S&P 500 INDEX IS AN UNMANAGED INDEX OF 500 WIDELY HELD COMMON STOCKS REPRESENTING, AMONG OTHERS, INDUSTRIAL, FINANCIAL, UTILITY AND TRANSPORTATION COMPANIES LISTED OR TRADED ON NATIONAL EXCHANGES OR OVER-THE-COUNTER MARKETS. THE LEHMAN BROTHERS LONG GOVERNMENT BOND INDEX IS AN UNMANAGED INDEX COMPOSED OF U.S. TREASURY BONDS WITH 20-YEAR OR LONGER MATURITIES. THE IBC/DONOGHUE MONEY MARKET AVERAGE IS AN AVERAGE OF 700 TAXABLE MONEY MARKET FUNDS.

---------------------
2

                         STAGECOACH TREASURY MONEY MARKET MUTUAL FUND -- CLASS E

--------------------
INVESTMENT ADVISER Q&A
TREASURY MONEY MARKET MUTUAL FUND -- CLASS E

WHAT WAS THE SEVEN-DAY YIELD AS OF MARCH 31, 1998?

The seven-day yield for the Treasury Money Market Mutual Fund -- Class E was 4.93% as of March 31, 1998.

WHAT WERE SOME OF THE IMPORTANT FACTORS SHAPING RETURNS?

One key factor was the positive economy -- low inflation, plentiful jobs, and good wage growth. Prior to the beginning of the period, the Federal Reserve Board saw signs of inflationary pressure building and raised the federal funds target rate to relieve this pressure. Taxable money market rates are very sensitive to Fed policy. Securities which mature in one year or less tend to react to and anticipate Fed policy. Longer-term securities, on the other hand, tend to be influenced by inflation expectations. The only really negative news was the Asian currency crisis, and any long-term effects it may have remain to be seen.

HOW DID ASIA AFFECT THE MONEY MARKET?

Foreign central banks, mainly in Asia, initially sold their short-term Treasury holdings in order to create the liquidity they desperately needed. That had an initial negative impact on our market in terms of rates rising because of excess supply. Foreign bank selling has settled down, but we are still seeing the effect in terms of reduced demand for exports by those countries. It is possible that this could have a slight cooling effect on domestic economic growth and may keep rates low. In combination, these factors could have a big effect on our market.

We have foreign exposure in U.S. dollar denominated instruments, but no foreign currency exposure. We have an approved list of foreign issuers that is constantly monitored by the credit group within Wells Capital Management. We monitor all the names on the list, including banks, commercial issuers, finance companies and insurers. Outside ratings are taken into consideration, but we also assign our own ratings internally. We conduct our own independent research and arrive at our own assessment. Our credit group also puts maturity restrictions on certain foreign issuers if they believe it is warranted.

THE YIELD CURVE, WHICH ILLUSTRATES THE YIELDS FOR VARYING MATURITY LENGTHS, HAS BEEN RELATIVELY FLAT. DOES THAT OFFER SOME CHALLENGES?

Yes, it does. We buy securities with maturities as long as a year. But during the period, three, six, nine and twelve month securities traded at a very narrow spread. We were not getting rewarded for extending maturity towards the long end; at least not as much as we might have with a steeper curve. To get extra

                                                           ---------------------

STAGECOACH TREASURY MONEY MARKET MUTUAL FUND -- CLASS E yield, we have used repurchase agreements. They are very liquid and offer good yield on an overnight investment.

WHAT DO YOU EXPECT THE FEDERAL RESERVE'S NEXT ACTION TO BE?

We believe that the Fed is going to leave rates unchanged for awhile. We made a strategy shift in early January and extended maturities slightly longer than our benchmarks. The benchmark averages were 50 to 55 days; we extended ours to 60 to 70 days because we felt there was a sentiment change in the market. The market sentiment shifted so that most people no longer expected the Fed to raise rates and we wanted to lock in some yields.

EXPLAIN HOW YOU USE REPURCHASE AGREEMENTS IN THE TREASURY MONEY MARKET MUTUAL FUND.

Repurchase agreements add yield while maintaining high quality. All the repurchase agreements in our Funds are backed by Treasury Securities by a margin of 2%, so for every dollar we put into a repurchase agreement, we have collateral of $1.02.

IS THE CURRENT ENVIRONMENT OF LOW INFLATION, GOOD ECONOMIC GROWTH AND A FLATTENING YIELD CURVE ATYPICAL?

This is a highly unusual period, one which we likely have not seen since the early sixties. The one wild card is Asia. It's widely thought that we have not seen the full effects of the current Asian crisis, but the implications are that it will not have a lasting negative effect on this environment. If Asia continues to be weak or even if the problems accelerate, it is likely that our economy is strong enough to continue to perform well.

IS THERE ANYTHING YOU WOULD LIKE SHAREHOLDERS TO UNDERSTAND ABOUT THE FUND?

This environment is a challenge. Often managers are tempted to increase yield by taking on a little more risk. We resist the temptation because our first commitment is to quality and risk reduction. We monitor the portfolios each day and run scenarios to see if changes in rates and cash flow might cause the portfolio to become overextended. It is an active and ongoing process.

---------------------
4

                                               TREASURY MONEY MARKET MUTUAL FUND
-------------------------------------------------
PORTFOLIO OF INVESTMENTS  - MARCH 31, 1998

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             U.S. TREASURY SECURITIES - 54.26%
             U.S. TREASURY BILLS - 23.13%
$50,000,000  U.S. Treasury Bills                                  5.16 %(F)     04/30/98   $   49,786,528
272,000,000  U.S. Treasury Bills                                  5.32 (F)      04/16/98      271,390,355
175,000,000  U.S. Treasury Bills                                  5.32 (F)      04/23/98      174,432,507
                                                                                           --------------
                                                                                           $  495,609,390

             U.S. TREASURY NOTES - 31.13%
$27,000,000  U.S. Treasury Notes                                  4.75 %        08/31/98   $   26,904,291
 81,470,000  U.S. Treasury Notes                                  5.13          04/30/98       81,409,642
 34,750,000  U.S. Treasury Notes                                  5.13          06/30/98       34,690,136
  8,500,000  U.S. Treasury Notes                                  5.88          04/30/98        8,502,407
 75,000,000  U.S. Treasury Notes                                  6.00          09/30/98       75,193,892
123,800,000  U.S. Treasury Notes                                  6.13          05/15/98      123,850,564
 75,520,000  U.S. Treasury Notes                                  6.13          08/31/98       75,637,808
 44,640,000  U.S. Treasury Notes                                  6.38          01/15/99       44,987,255
 14,340,000  U.S. Treasury Notes                                  7.13          10/15/98       14,448,818
 29,750,000  U.S. Treasury Notes                                  7.88          04/15/98       29,769,743
100,625,000  U.S. Treasury Notes                                  8.25          07/15/98      101,404,019
 49,775,000  U.S. Treasury Notes                                  6.25          03/31/99       50,142,657
                                                                                           --------------
                                                                                           $  666,941,232
             TOTAL U.S. TREASURY SECURITIES                                                $1,162,550,622
             (Cost $1,162,550,622)

                                                           ---------------------

TREASURY MONEY MARKET MUTUAL FUND

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             REPURCHASE AGREEMENTS - 45.73%
$64,665,000  Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.90          04/01/98   $   64,665,000
310,024,000  HSBC Securities Inc Repurchase Agreement - 102%
               Collateralized by U.S. Government Securities       5.85          04/01/98      310,024,000
215,434,000  JP Morgan Securities Inc Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.88          04/01/98      215,434,000
389,735,000  Morgan Stanley & Co Repurchase Agreement - 102%
               Collateralized by U.S. Government Securities       5.90          04/01/98      389,735,000
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $  979,858,000
             (Cost $979,858,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $2,142,408,622)* (Note 1)                          99.99%               $2,142,408,622
              Other Assets and Liabilities, Net                         0.01%                      286,556
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $2,142,695,178
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

(F)  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

------------------------
6

                            STATEMENT OF ASSETS AND LIABILITIES - MARCH 31, 1998

                                                   TREASURY
                                               MONEY MARKET
                                                MUTUAL FUND
-----------------------------------------------------------
ASSETS
INVESTMENTS:
  In securities, at market value and
    cost
    (includes repurchase agreements of
    $979,858,000)                            $2,142,408,622
  Cash                                                2,857
Receivables:
  Interest                                        9,868,046
  Organization expenses, net of
    amortization                                     63,038
  Prepaid expenses                                   84,842
TOTAL ASSETS                                  2,152,427,405

LIABILITIES
Payables:
  Distribution to shareholders                    8,397,184
  Due to sponsor and distributor (Note
    2)                                              250,453
  Due to adviser (Note 2)                           920,731
  Other                                             163,859
TOTAL LIABILITIES                                 9,732,227
TOTAL NET ASSETS                             $2,142,695,178
NET ASSETS CONSIST OF:
  Paid-in capital                            $2,142,662,386
  Undistributed net realized gain on
    investments                                      32,792
TOTAL NET ASSETS                             $2,142,695,178

COMPUTATION OF NET ASSET VALUE AND
OFFERING PRICE PER SHARE
Net assets - Class A                         $  381,593,557
Shares outstanding - Class A                    381,625,486
Net asset value and offering price per
  share - Class A                            $         1.00
Net assets - Administrative Class            $  176,942,422
Shares outstanding - Administrative
  Class                                         176,927,656
Net asset value and offering price per
  share - Administrative Class               $         1.00
Net assets - Class E                         $  715,554,329
Shares outstanding - Class E                    715,543,643
Net asset value and offering price per
  share - Class E                            $         1.00
Net assets - Institutional Class             $  501,493,743
Shares outstanding - Institutional Class        501,621,987
Net asset value and offering price per
  share - Institutional Class                $         1.00
Net assets - Service Class                   $  367,111,127
Shares outstanding - Service Class              367,119,468
Net asset value and offering price per
  share - Service Class                      $         1.00
-----------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

STATEMENT OF OPERATIONS - FOR THE YEAR ENDED MARCH 31, 1998

                                                 TREASURY
                                             MONEY MARKET
                                              MUTUAL FUND
---------------------------------------------------------
INVESTMENT INCOME
  Interest                                   $101,243,245
TOTAL INVESTMENT INCOME                      101,243,245

EXPENSES (NOTE 2)
  Advisory fees                                4,584,749
  Administration fees                          1,133,896
  Custody fees                                   306,262
  Shareholder servicing fees                   3,397,289
  Portfolio accounting fees                      430,278
  Transfer agency fees                         1,014,143
  Distribution fees                              961,527
  Organization costs                             134,532
  Legal and audit fees                            68,980
  Registration fees                              285,055
  Directors' fees                                  4,689
  Shareholder reports                             37,494
  Other                                           32,393
TOTAL EXPENSES                                12,391,287
Less:
  Waived fees and reimbursed expenses         (3,403,022)
Net Expenses                                   8,988,265
NET INVESTMENT INCOME                         92,254,980
  Net realized gain on sale of
    investments                                  104,070
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                              $92,359,050
---------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

------------------------
8

                                             STATEMENTS OF CHANGES IN NET ASSETS

                                                                    TREASURY MONEY MARKET MUTUAL FUND
                                             --------------------------------------------------------
                                                     FOR THE
                                                  YEAR ENDED         FOR THE SIX              FOR THE
                                                   MARCH 31,        MONTHS ENDED           YEAR ENDED
                                                    1998 (1)      MARCH 31, 1997       SEPT. 30, 1996
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
  Net investment income                      $    92,254,980     $    45,105,801     $     97,930,686
  Net realized gain on sale of
    investments                                      104,070               1,017               39,272
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                   92,359,050          45,106,818           97,969,958

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                       (7,909,738)         (1,327,300)          (2,763,079)
    ADMINISTRATIVE CLASS                          (2,844,289)(2)             N/A                  N/A
    CLASS E                                      (35,555,799)           (905,615)                 N/A
    INSTITUTIONAL CLASS                          (25,427,944)        (12,730,969)         (62,003,165)
    SERVICE CLASS                                (20,517,210)        (30,141,918)         (33,164,442)
  In excess of net investment income
    CLASS A                                                0                   0                 (293)
    ADMINISTRATIVE CLASS                                   0(2)              N/A                  N/A
    CLASS E                                                0                   0                  N/A
    INSTITUTIONAL CLASS                                    0                   0              (14,701)
    SERVICE CLASS                                          0                   0               (4,695)
  From net realized gain on sale of
    investments
    CLASS A                                           (1,806)             (1,075)                   0
    ADMINISTRATIVE CLASS                                   0(2)              N/A                  N/A
    CLASS E                                          (30,443)                  0                  N/A
    INSTITUTIONAL CLASS                              (24,671)            (12,378)                   0
    SERVICE CLASS                                    (15,375)            (25,819)                   0

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A          1,005,876,144         101,803,141          265,329,368
  Reinvestment of dividends - Class A              1,522,843             117,496              303,969
  Cost of shares redeemed - Class A             (692,285,990)        (89,139,342)        (211,928,115)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                           315,112,997          12,781,295           53,705,222
  Proceeds from shares sold -
    Administrative Class                         267,085,382(2)              N/A                  N/A
  Reinvestment of dividends -
    Administrative Class                           2,351,192(2)              N/A                  N/A
  Cost of shares redeemed -
    Administrative Class                         (92,509,640)(2)             N/A                  N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - ADMINISTRATIVE CLASS              176,926,934(2)              N/A                  N/A
  Proceeds from shares sold - Class E          1,732,685,997         892,833,080                  N/A
REINVESTMENT OF DIVIDENDS - CLASS E                        0                   0                  N/A
  Cost of shares redeemed - Class E           (1,837,801,845)        (72,176,053)                 N/A
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS E                          (105,115,848)        820,657,027                  N/A
  Proceeds from shares sold -
    Institutional Class                        1,810,109,209         998,327,768        4,920,884,222
  Reinvestment of dividends -
    Institutional Class                            3,525,822             978,929            1,018,863
  Cost of shares redeemed -
    Institutional Class                       (1,761,790,304)     (1,090,336,130)      (4,417,665,197)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - INSTITUTIONAL CLASS                51,844,727         (91,029,433)         504,237,888
  Proceeds from shares sold - Service
    Class                                      2,944,938,309       2,043,006,993        3,893,787,080
  Reinvestment of dividends - Service
    Class                                          1,738,759             348,407              227,942
  Cost of shares redeemed - Service
    Class                                     (3,062,973,983)     (2,900,254,375)      (3,555,407,931)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - SERVICE CLASS                    (116,296,915)       (856,898,975)         338,607,091
INCREASE (DECREASE) IN NET ASSETS                322,503,670        (114,528,342)         896,569,784

NET ASSETS:
  Beginning net assets                         1,820,191,508       1,934,719,850        1,038,150,066
  ENDING NET ASSETS                          $ 2,142,695,178     $ 1,820,191,508     $  1,934,719,850
-----------------------------------------------------------------------------------------------------

(1) INCLUDES AMOUNTS RELATED TO THE CONSOLIDATION OF THE OVERLAND EXPRESS U.S. TREASURY MONEY MARKET FUND. SEE NOTE 1.
(2)  THIS CLASS COMMENCED OPERATIONS ON DECEMBER 15, 1997.

The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                       TREASURY MONEY MARKET
                                                                             MUTUAL FUND (1)
                                                          ----------------------------------
                                                                                     CLASS A
                                                          ----------------------------------
                                                                      SIX MONTHS
                                                          YEAR ENDED       ENDED  YEAR ENDED
                                                           MARCH 31,   MARCH 31,   SEPT. 30,
                                                                1998    1997 (2)    1996 (3)
--------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $1.00       $1.00       $1.00
                                                          ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                         0.05        0.02        0.05
  Net realized gain (loss) on investments                       0.00        0.00        0.00
                                                          ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                0.05        0.02        0.05
LESS DISTRIBUTIONS:
  Dividends from net investment income                         (0.05)      (0.02)      (0.05)
  Distributions from net realized gain                          0.00        0.00        0.00
                                                          ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                       (0.05)      (0.02)      (0.05)
                                                          ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                 $1.00       $1.00       $1.00
                                                          ----------  ----------  ----------
                                                          ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                  5.06%       2.42%       4.95%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                          $381,594     $66,486     $53,706
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                      0.62%       0.55%       0.55%
  Ratio of net investment income to average net assets         4.93%       4.81%       4.96%
--------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                 0.85%       0.75%       0.67%
Ratio of net investment income to average net assets
  prior to waived fees and reimbursed expenses                 4.70%       4.61%       4.84%
--------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE CLASS A SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(4)  THE ADMINISTRATIVE CLASS SHARES COMMENCED OPERATIONS ON DECEMBER 15,
     1997.
(5)  THE CLASS E SHARES COMMENCED OPERATIONS ON MARCH 24, 1997.
(6)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON AUGUST 11,
     1995.
The accompanying notes are an integral part of these financial statements.

---------------------
10

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                           TREASURY MONEY MARKET
                                                                                         MUTUAL FUND (1) (CONT.)
                              ----------------------------------------------------------------------------------
                                  ADMIN.
                                   CLASS                 CLASS E                             INSTITUTIONAL CLASS
                              ----------  ----------------------  ----------------------------------------------
                                  PERIOD                  PERIOD              SIX MONTHS                  PERIOD
                                   ENDED  YEAR ENDED       ENDED  YEAR ENDED       ENDED  YEAR ENDED       ENDED
                               MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   MARCH 31,   SEPT. 30,   SEPT. 30,
                                1998 (4)        1998    1997 (5)        1998    1997 (2)        1996    1995 (6)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income             0.02        0.05        0.00        0.05        0.03        0.05        0.01
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.02        0.05        0.00        0.05        0.03        0.05        0.01
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.02)      (0.05)       0.00       (0.05)      (0.03)      (0.05)      (0.01)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.02)      (0.05)       0.00       (0.05)      (0.03)      (0.05)      (0.01)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      1.52%       4.99%       0.11%       5.41%       2.58%       5.26%     5.51%**
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $176,942    $715,554    $820,657    $501,494    $449,647    $540,689     $36,443
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.40%       0.65%       0.65%       0.25%       0.25%       0.25%       0.26%
  Ratio of net investment
    income to average net
    assets                         5.17%       4.87%       4.86%       5.28%       5.11%       5.21%       5.42%
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.56%       0.84%       0.88%       0.40%       0.39%       0.59%       0.69%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         5.01%       4.68%       4.63%       5.13%       4.97%       4.87%       4.99%
----------------------------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THE CLASS A SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(4)  THE ADMINISTRATIVE CLASS SHARES COMMENCED OPERATIONS ON DECEMBER 15,
     1997.
(5)  THE CLASS E SHARES COMMENCED OPERATIONS ON MARCH 24, 1997.
(6)  THE INSTITUTIONAL CLASS SHARES COMMENCED OPERATIONS ON AUGUST 11,
     1995.
The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                      TREASURY
                                                                         MONEY
                                                                        MARKET
                                                                        MUTUAL
                                                                      FUND (1)
                                                                       (CONT.)
                                                                    ----------
                                                                       SERVICE
                                                                         CLASS
                                                                    ----------
                                                                    YEAR ENDED
                                                                     MARCH 31,
                                                                          1998
------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                     $1.00
                                                                    ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                                   0.05
  Net realized gain (loss) on investments                                 0.00
                                                                    ----------
TOTAL FROM INVESTMENT OPERATIONS                                          0.05
LESS DISTRIBUTIONS:
  Dividends from net investment income                                  (0.05)
  Distributions from net realized gain                                    0.00
                                                                    ----------
TOTAL FROM DISTRIBUTIONS                                                (0.05)
                                                                    ----------
NET ASSET VALUE, END OF PERIOD                                           $1.00
                                                                    ----------
                                                                    ----------
TOTAL RETURN (NOT ANNUALIZED)                                            5.20%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                    $367,111
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                                0.45%
  Ratio of net investment income to average net assets                   5.07%
------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees and
  reimbursed expenses                                                    0.65%
Ratio of net investment income to average net assets prior to
  waived fees and reimbursed expenses                                    4.87%
------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3) THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30. The accompanying notes are an integral part of these financial statements.

---------------------
12

                                                            FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                   TREASURY MONEY MARKET
                                                                 MUTUAL FUND (1) (CONT.)
                              ----------------------------------------------------------
                                                                   SERVICE CLASS (CONT.)
                              ----------------------------------------------------------
                              SIX MONTHS                          SIX MONTHS
                                   ENDED  YEAR ENDED  YEAR ENDED       ENDED  YEAR ENDED
                               MARCH 31,   SEPT. 30,   SEPT. 30,   SEPT. 30,   MARCH 31,
                                1997 (2)        1996        1995    1994 (3)        1994
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income             0.02        0.05        0.05        0.02        0.03
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.02        0.05        0.05        0.02        0.03
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.02)      (0.05)      (0.05)      (0.02)      (0.03)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.02)      (0.05)      (0.05)      (0.02)      (0.03)
                              ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      2.47%       5.03%       5.42%     3.75%**       2.81%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $483,401  $1,340,325  $1,001,707    $690,630    $654,950
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.45%       0.45%       0.42%       0.43%       0.43%
  Ratio of net investment
    income to average net
    assets                         4.91%       4.98%       5.32%       3.72%       2.77%
----------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.61%       0.60%       0.66%       0.90%       0.90%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         4.75%       4.83%       5.08%       3.25%       2.30%
----------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3) THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30. The accompanying notes are an integral part of these financial statements.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

-------------------------------------------
NOTES TO FINANCIAL STATEMENTS
1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and currently offers thirty-three separate series. These financial statements represent the Treasury Money Market Mutual Fund (the "Fund"), a diversified series of the Company.

At a meeting held on July 23, 1997, the Boards of Directors of Overland Express Funds, Inc. ("Overland") and the Company approved a consolidation agreement providing for the transfer of the assets and liabilities of each Overland fund to a corresponding fund of the Company in exchange for shares of designated classes of the corresponding Stagecoach fund (the "Consolidation"). The Consolidation was subsequently approved by Overland shareholders. As a result of this Consolidation, effective at the close of business on December 12, 1997, the Fund acquired all of the assets and assumed all of the liabilities of the Overland U.S. Treasury Money Market Fund. The Fund issued 560,525,071 shares, valued at $560,521,708, to the Overland U.S. Treasury Money Market Fund. At the date of the Consolidation, the net assets for each Fund were comprised entirely of paid-in capital; the amounts are as follows:

                                                            OVERLAND U.S.      STAGECOACH TREASURY
                                                                 TREASURY                    MONEY
DECEMBER 12, 1997                                       MONEY MARKET FUND       MARKET MUTUAL FUND
--------------------------------------------------------------------------------------------------
Paid-in Capital and Total Net Assets                      $   560,521,708         $  1,654,279,032
                                                      -------------------  -----------------------
                                                      -------------------  -----------------------

The combined net assets for the Fund immediately after the Consolidation were $2,214,800,740. The acquisition was accomplished in a tax-free exchange for shares of the Fund.

At a special shareholders meeting on July 16, 1996, the Shareholders of Pacifica Funds Trust ("Pacifica") approved a plan of reorganization providing for the transfer of the assets and liabilities of each Pacifica portfolio to a corresponding fund of the Company in exchange for shares of designated classes of the corresponding Stagecoach fund. As a result of this reorganization, effective September 6, 1996, the Stagecoach Treasury Money Market Mutual Fund was established to acquire all of the assets and assume all of the liabilities of the Pacifica Treasury Money Market Fund (the "Predecessor Fund"). This acquisition was accomplished in a tax-free exchange for shares of the Stagecoach Treasury Money Market Mutual Fund. All performance and financial data for the

---------------------
14

                                                   NOTES TO FINANCIAL STATEMENTS
Treasury Money Market Mutual Fund for periods prior to September 6, 1996 refers to the Predecessor Fund.

The Fund offers Class A, Administrative Class, Class E, Institutional Class, and Service Class shares. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain and loss allocations and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Fund invests only in securities with remaining maturities not exceeding 397 days (thirteen months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

The Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS
accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS

Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Portfolio of Investments. The Fund may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held in the Fund are collateralized by instruments such as U.S. Treasury or federal agency obligations.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed annually.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at March 31, 1998.

Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are perma-

---------------------
16

                                                   NOTES TO FINANCIAL STATEMENTS
nent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

ORGANIZATION COSTS

Certain costs incurred in connection with the organization of the Fund and its initial registration with the Securities and Exchange Commission and with the various states are amortized on a straight-line basis over 60 months from the date the Fund commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into an advisory contract on behalf of the Fund with WFB. Pursuant to the contract, WFB has agreed to provide the Fund with daily portfolio management. Under the contract, WFB is entitled to be paid a monthly advisory fee at an annual rate of 0.25% of the Fund's average daily net assets.

The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB is responsible for providing custody and portfolio accounting services for the Fund. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at an annual rate of 0.0167% of the average daily net assets of the Fund. For portfolio accounting services, WFB is entitled to a monthly base fee of $2,000 plus an annual fee of 0.07% of the first $50 million of the Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of the Fund's average daily net assets in excess of $100 million.

The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB provides transfer agency services for the Fund. Under the transfer agency contract, WFB is entitled to receive transfer agency fees at an annual rate of 0.10% of the average daily net assets of the Class A, Class E and Service Class shares of the Fund, and 0.02% of the average daily net assets of the Administrative Class and Institutional Class shares of the Fund. Prior to September 1, 1997, WFB was entitled to receive transfer agency fees at an annual rate of 0.02% of the average daily net assets of the Class E and Service Class shares of the Fund.

Transfer agency fees paid on behalf of the Fund for the year ended March 31, 1998 were as follows:

                                                                   ADMINISTRATIVE             INSTITUTIONAL    SERVICE
FUND                                                      CLASS A           CLASS    CLASS E          CLASS      CLASS
----------------------------------------------------------------------------------------------------------------------
Treasury Money Market Mutual Fund                        $159,995        $11,006*   $480,215        $96,351   $266,576

*REPRESENTS THE PERIOD FROM DECEMBER 15, 1997 TO MARCH 31, 1998.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB has agreed to provide shareholder services for the Fund. Pursu-ant to the contract, WFB is entitled to receive shareholder servicing fees at an annual rate of 0.30% of the average daily net assets of the Class A and Class E shares of the Fund, 0.15% of the average daily net assets of the Administrative Class shares and 0.20% of the average daily net assets of the Service Class shares of the Fund. Prior to September 1, 1997, WFB was entitled to receive shareholder servicing fees at an annual rate of 0.25% of the average daily net assets of the Class A and Class E shares of the Fund.

Shareholder servicing fees paid on behalf of the Fund for the year ended March 31, 1998 were as follows:

                                                         ADMINISTRATIVE               SERVICE
FUND                                            CLASS A         CLASS      CLASS E      CLASS
---------------------------------------------------------------------------------------------
Treasury Money Market Mutual Fund              $466,221     $82,533*    $2,037,737   $810,798

*REPRESENTS THE PERIOD FROM DECEMBER 15, 1997 TO MARCH 31, 1998.

The Company has entered into administration agreements on behalf of the Fund whereby WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provide the Fund with administration services. For these services, WFB and Stephens are entitled to receive monthly fees at the annual rates of 0.03% and 0.04%, respectively, of the Fund's average daily net assets. Prior to February 1, 1998, WFB and Stephens were entitled to receive monthly fees at the annual rates of 0.04% and 0.02%, respectively, of the Fund's average daily net assets.

The Company has adopted separate Distribution Plans for Class A and Class E shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). The Plan for the Class A shares of the Fund provides that the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, up to 0.05% of the average daily net assets attributable to the Class A shares.

Under the Plan for Class E shares of the Fund, the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of up to 0.10% of the average daily net assets attributable to its Class E shares. Prior to September 1, 1997, the Fund paid, for distribution-related services, a monthly fee at an annual rate of up to 0.25% of the average daily net assets attributable to its Class E shares.

The Fund may participate in joint distribution activities with other Funds, in which event, expenses reimbursed out of the assets of one of the Funds may be attributable, in part, to the distribution-related activities of another Fund. Generally, the expenses of joint distribu-

---------------------
18

                                                   NOTES TO FINANCIAL STATEMENTS
tion activities are allocated among the Funds in proportion to their relative net asset sizes.

For the year ended March 31, 1998, the Fund paid distribution fees of $79,998 and $881,529 for the Class A and Class E shares, respectively.

Registration fees paid on behalf of the Fund for the year ended March 31, 1998 were as follows:

                                                                   ADMINISTRATIVE             INSTITUTIONAL    SERVICE
FUND                                                      CLASS A           CLASS    CLASS E          CLASS      CLASS
----------------------------------------------------------------------------------------------------------------------
Treasury Money Market Mutual Fund                         $44,590        $16,000*    $68,794        $66,740    $88,931

*REPRESENTS THE PERIOD FROM DECEMBER 15, 1997 TO MARCH 31, 1998.

WAIVED FEES AND REIMBURSED EXPENSES

The amount shown as waived fees and reimbursed expenses on the Statement of Operations for the March 31, 1998 was waived by WFB. Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens. WFB and Stephens agreed to waive or reimburse all or a portion of their respective fees charged to, or expenses paid by, the Fund to ensure that the total Fund operating expenses did not exceed, on an annual basis, 0.55%, 0.25% and 0.45% of the average daily net assets of the Class A, Institutional Class, and Service Class shares, respectively, of the Fund through August 31, 1997.

Certain officers and one director of the Company are also officers of Stephens. As of March 31, 1998, Stephens owned 138,913 shares of the Fund.

3. CAPITAL SHARE TRANSACTIONS

As of March 31, 1998, there were over 108 billion shares of $0.001 par value capital stock authorized by the Company. As of March 31, 1998, the Fund was authorized to issue 5 billion shares of $0.001 par value capital stock for each class of shares, with the exception of the Administrative Class shares. The Fund was authorized to issue 1 billion shares of $0.001 par value capital stock for Administrative Class shares.

                                                           ---------------------

NOTES TO FINANCIAL STATEMENTS

Capital share transactions for the Fund were as follows:

                                                          TREASURY MONEY MARKET MUTUAL FUND
                                          -------------------------------------------------
                                                  FOR THE
                                               YEAR ENDED      FOR THE SIX          FOR THE
                                                MARCH 31,     MONTHS ENDED       YEAR ENDED
                                                 1998 (1)   MARCH 31, 1997   SEPT. 30, 1996
-------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                    1,005,879,507      101,803,385      265,329,368
  Shares issued in reinvestment of
    dividends -- Class A                        1,522,843          117,496          303,969
  Shares redeemed -- Class A                 (692,284,609)     (89,139,342)    (211,928,115)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS A                       315,117,741       12,781,539       53,705,222
  Shares sold -- Administrative Class
    (2)                                       267,085,382              N/A              N/A
  Shares issued in reinvestment of
    dividends -- Administrative Class
    (2)                                         2,351,192              N/A              N/A
  Shares redeemed -- Administrative
    Class (2)                                 (92,508,918)             N/A              N/A
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- ADMINISTRATIVE CLASS (2)      176,927,656              N/A              N/A
  Shares sold -- Class E                    1,732,685,998      892,833,080              N/A
  Shares issued in reinvestment of
    dividends -- Class E                                0                0              N/A
  Shares redeemed -- Class E               (1,837,799,382)     (72,176,053)             N/A
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- CLASS E                      (105,113,384)     820,657,027              N/A
  Shares sold -- Institutional Class        1,810,109,209      998,327,613    4,920,884,222
  Shares issued in reinvestment of
    dividends -- Institutional Class            3,525,822          978,929        1,018,863
  Shares redeemed -- Institutional Class   (1,761,788,362)  (1,090,336,130)  (4,417,665,197)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- INSTITUTIONAL CLASS            51,846,669      (91,029,588)     504,237,888
  Shares sold -- Service Class              2,944,938,308    2,043,006,904    3,893,787,080
  Shares issued in reinvestment of
    dividends -- Service Class                  1,738,759          348,407          227,942
  Shares redeemed -- Service Class         (3,062,972,733)  (2,900,254,375)  (3,555,407,931)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING -- SERVICE CLASS                (116,295,666)    (856,899,064)     338,607,091

 (1) "SHARES SOLD" INCLUDES AMOUNTS RELATED TO THE CONSOLIDATION OF THE STAGECOACH TREASURY MONEY MARKET MUTUAL AND OVERLAND U.S. TREASURY MONEY MARKET FUNDS. SEE NOTE 1.

 (2) THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

---------------------
20

                                                    INDEPENDENT AUDITORS' REPORT
TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
STAGECOACH FUNDS, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Treasury Money Market Mutual Fund (one of the funds comprising Stagecoach Funds, Inc.) as of March 31, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for the year ended March 31, 1998, the six months ended March 31, 1997, and the year ended September 30, 1996, and financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. All years or periods indicated in the accompanying financial highlights ending prior to October 1, 1995, were audited by other auditors whose reports dated November 15, 1995, and May 4, 1994, expressed unqualified opinions on this information.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1998, by correspondence with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Treasury Money Market Mutual Fund of Stagecoach Funds, Inc. as of March 31, 1998, the results of its operations, the changes in its net assets and its financial highlights for the periods indicated herein, except as noted above, in conformity with generally accepted accounting principles.

                   [SIG]
[KPMG Peat Marwick LLP]

SAN FRANCISCO, CALIFORNIA
MAY 1, 1998

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------
22

                                                                STAGECOACH FUNDS

-----------------------------------------
SHAREHOLDERS' MEETING AND PROXY VOTING RESULTS
The following proposal was passed by the required majority of shareholders of the indicated Predecessor Fund at Special Shareholders' meetings held on November 20, (as adjourned to) November 26, 1997, for the purpose of voting on the proposal.

To approve a proposed Agreement and Plan of Consolidation providing for the transfer of the assets and stated liabilities of specific Overland portfolios to corresponding investment portfolios of Stagecoach Funds, Inc., in exchange for shares of equal value of designated classes of the Stagecoach Funds.

 U.S. TREASURY MONEY MARKET FUND

FOR            AGAINST      ABSTAIN
-----------------------------------
263,531,114    19,173,338   11,758,105

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------
24

                                                           LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

                                                           ---------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

---------------------
26

Wells Fargo provides investment advisory services, shareholder services, and certain other services for the Stagecoach Funds. The Funds are sponsored and distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo is not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-260-5969. Read the prospectus carefully before you invest or send money.

SC MME ANR (5/98)

STAGECOACH
FUNDS-REGISTERED TRADEMARK-
P.O. Box 7066
San Francisco, CA 94120-7066
DATED MATERIAL
PLEASE EXPEDITE

                     [LOGO]
                                               -C- 1998 Stagecoach Funds